CONVERTIBLE NOTE (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTE
	June 30, 2022	December 31, 2021
	(Unaudited)
Principal outstanding	$400,000	$-
Less: unamortized debt issuance costs	-	-
Convertible note payable, net of debt issuance costs	$400,000	$-